Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
AdvisorShares Dorsey Wright ADR ETF (Prospectus Summary) | AdvisorShares Dorsey Wright ADR ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AdvisorShares Dorsey Wright ADR ETF
Supplement [Text Block]	ck0001408970_SupplementTextblock

ADVISORSHARES TRUST

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF

NYSE Arca Ticker: AADR

Supplement dated August 31, 2016

to the summary and statutory prospectuses (the “Prospectuses”) and statement of additional information (the “SAI”) dated November 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI for the AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF (the “Fund”) and should be read in conjunction with those documents.

Effective September 1, 2016, Dorsey, Wright & Associates, LLC (“Dorsey Wright”) will replace WCM Investment Management as investment sub-adviser to the Fund. In addition, the Fund’s name will change from AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF to AdvisorShares Dorsey Wright ADR ETF and the Fund’s strategies will change as described below.

As a result of these changes, effective September 1, 2016, all references in the Prospectuses and SAI to WCM Investment Management will be deleted and replaced with Dorsey, Wright & Associates, LLC, all references to Sub-Advisor will refer to Dorsey Wright, and all references to the WCM/BNY Mellon Focused Growth ADR ETF will be deleted and replaced with Dorsey Wright ADR ETF (unless the references relate to information about WCM Investment Management for the period before September 1, 2016). Certain specific revisions to the Fund’s Prospectuses and SAI are set forth below.

PROSPECTUSES

Principal Investment Strategies

The “Principal Investment Strategies” section on page 2 will be replaced with the following:

Dorsey, Wright & Associates, LLC (the “Sub-Advisor”), the sub-advisor to the Fund, seeks to achieve the Fund’s investment objective by selecting primarily a portfolio of U.S.-traded securities of non-U.S. organizations, most often American Depositary Receipts (“ADRs”). Under normal circumstances, the Fund will invest at least 80% of its total assets in ADRs and in securities that have economic characteristics similar to ADRs. The Fund invests in developed and emerging markets and may invest in securities of any market capitalization.

The Fund’s investment focus follows the Sub-Advisor’s core philosophy of relative strength. Relative strength investing involves buying securities that have appreciated in price more than the other securities in the investment universe and holding those securities until they underperform. The strategy is entirely based on market movement of the securities and there is no company fundamental data involved in the analysis. The Sub-Advisor’s process is systematic and removes emotion from the day-to-day decision making. In implementing the strategy, the Sub-Advisor takes into account current sector and industry group allocations in order to keep the strategy diversified. There is no consideration given to the allocation between developed and emerging markets; the strategy will allocate between the two depending on global price trends.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dorsey, Wright & Associates, LLC (the “Sub-Advisor”), the sub-advisor to the Fund, seeks to achieve the Fund’s investment objective by selecting primarily a portfolio of U.S.-traded securities of non-U.S. organizations, most often American Depositary Receipts (“ADRs”). Under normal circumstances, the Fund will invest at least 80% of its total assets in ADRs and in securities that have economic characteristics similar to ADRs. The Fund invests in developed and emerging markets and may invest in securities of any market capitalization.

The Fund’s investment focus follows the Sub-Advisor’s core philosophy of relative strength. Relative strength investing involves buying securities that have appreciated in price more than the other securities in the investment universe and holding those securities until they underperform. The strategy is entirely based on market movement of the securities and there is no company fundamental data involved in the analysis. The Sub-Advisor’s process is systematic and removes emotion from the day-to-day decision making. In implementing the strategy, the Sub-Advisor takes into account current sector and industry group allocations in order to keep the strategy diversified. There is no consideration given to the allocation between developed and emerging markets; the strategy will allocate between the two depending on global price trends.

Supplement Closing [Text Block]	ck0001408970_SupplementClosingTextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.